Effective Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	2.20%	1.80%	1.20%
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign	(12.20%)	(10.10%)	(7.40%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(20.30%)	(0.20%)	1.10%
Effective Income Tax Rate Reconciliation, Tax Contingencies	(20.30%)	(20.30%)	3.10%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	0.70%	(2.50%)	0.90%
Effective Income Tax Rate, Continuing Operations	11.70%	1.90%	33.30%
Income Tax Benefit Associated With Impairment Charges	$ 76.2
Resolution of Tax Contingencies Including Interet And Penalties, Impact on ETR, Amount	49.0	63.6
Tax Adjustments, Settlements, and Unusual Provisions		8.2
Deferred Tax Expense For Share Based Payments Awards		$ 6.7
Tax Basis Differential On Goodwill Impairment [Member]
Effective Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense	38.00%	0.00%	0.00%
Stock Based Compensation ETR Impact [Member]
Effective Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments	1.50%	1.90%	1.70%
Other Insignificant Components of ETR [Member]
Effective Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments	(12.90%)	(3.70%)	(2.30%)